Convertible Notes Payable (Details) - EOS ENERGY STORAGE, LLC [Member] - USD ($)	Sep. 30, 2020	Dec. 31, 2019
Convertible notes payable	$ 108,353,000	$ 76,560,000
Discount, original issuance	(66,124,000)	(44,928,000)
Premium (discount), embedded derivative	(1,375,000)	(964,000)
Discount, fair value of preferred units	(3,790,000)	(2,031,000)
Discount, beneficial conversion features	(1,799,000)	(1,799,000)
Convertible notes payable, net	35,265,000	26,838,000
Phase I [Member]
Convertible notes payable		40,587,000
Discount, original issuance		(20,946,000)
Premium (discount), embedded derivative		181,000
Discount, fair value of preferred units
Discount, beneficial conversion features		(1,799,000)
Convertible notes payable, net		18,023,000
Phase II [Member]
Convertible notes payable	31,793,000	35,973,000
Discount, original issuance	(21,196,000)	(23,982,000)
Premium (discount), embedded derivative	(411,000)	(1,145,000)
Discount, fair value of preferred units	(1,759,000)	(2,031,000)
Discount, beneficial conversion features
Convertible notes payable, net	$ 8,427,000	$ 8,815,000